Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Time-Charter in of Dry Bulk Vessels
Time chartered-in vessels
The Company time charters in vessels, which were entered into and operated out of spot market-oriented commercial pools managed by our commercial manager. The Company has agreements to charter-in two drybulk vessels. The terms of the time charter-in contracts are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Kamsarmax	2012	82,000	South Korea	$15,500	30-Jul-17
Panamax	2004	77,500	China	$14,000	03-Jan-17
Aggregate TC DWT		159,500